Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by (used in) operating activities	$ 45,131	$ 60,240	$ 128,278	$ 172,928	$ 114,209
Change in investments					150
Change in advances from joint interest partners	(85)	(197)	(934)	1,019	(1,052)
Payment of prepaid drilling expenses		(1,000)		(555)
Additions to oil and gas properties and equipment	(77,181)	(120,102)	(180,500)	(227,623)	(86,936)
Purchase of noncontrolling interest				(21,000)
Proceeds from net sales of oil and gas properties	17,320	2,015	26,427	2,125
Net cash provided by (used in) investing activities	(59,946)	(119,284)	(155,007)	(246,034)	(87,838)
Proceeds from revolving credit facility			50,000
Proceeds from borrowings	6,757	58,212	7,101	8,037	8,874
Payments on borrowings	(53,119)	(3,345)	(7,204)	(7,347)	(119,024)
Deferred loan costs				(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,500			51,250	148,629
Deferred bond costs	(1,540)			(1,510)	(6,701)
Payment of dividends	(1,563)	(3,125)	(6,250)	(6,063)	(6,000)
Other			10	(81)	(5)
Net cash provided by (used in) financing activities	2,035	51,742	43,657	43,817	25,773
Increase (decrease) in cash and cash equivalents	(12,780)	(7,302)	16,928	(29,289)	52,144
Cash and cash equivalents, beginning of period	68,671	51,743	51,743	81,032	28,888
Cash and cash equivalents, end of period	55,891	44,441	68,671	51,743	81,032
RAAM Global Energy Company [Member]
Net cash provided by (used in) operating activities	2,599	5,565	134	36,803	45,373
Change in investments between affiliates	(49,164)	3,291	6,862	(104,659)	(138,621)
Additions to oil and gas properties and equipment	(1,751)	(27)	(443)	(95)	(76)
Purchase of noncontrolling interest				(21,000)
Net cash provided by (used in) investing activities	(50,915)	3,264	6,419	(125,754)	(138,697)
Payments on borrowings	(67)	(65)	(139)	(109)	(112)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,500			51,250	148,629
Deferred bond costs	(1,540)			(1,510)	(6,701)
Payment of dividends	(1,563)	(3,125)	(6,250)	(6,063)	(6,000)
Other			10	40
Net cash provided by (used in) financing activities	48,330	(3,190)	(6,379)	43,608	135,816
Increase (decrease) in cash and cash equivalents	14	5,639	174	(45,343)	42,492
Cash and cash equivalents, beginning of period	514	340	340	45,683	3,191
Cash and cash equivalents, end of period	528	5,979	514	340	45,683
Subsidiary Guarantors [Member]
Net cash provided by (used in) operating activities	58,044	69,405	124,183	185,415	132,371
Change in investments					150
Change in investments between affiliates	32,499	(19,727)	(7,108)	46,245	69,691
Change in advances from joint interest partners	(85)	(197)	(934)	1,019	(1,052)
Payment of prepaid drilling expenses		(1,000)		(555)
Additions to oil and gas properties and equipment	(74,273)	(118,367)	(175,608)	(218,389)	(81,477)
Proceeds from net sales of oil and gas properties	17,320	2,015	26,190	2,125
Net cash provided by (used in) investing activities	(24,539)	(137,276)	(157,460)	(169,555)	(12,688)
Proceeds from revolving credit facility			50,000
Proceeds from borrowings	6,757	58,212	7,101	8,037	8,874
Payments on borrowings	(53,052)	(3,280)	(7,065)	(7,238)	(118,912)
Deferred loan costs				(469)
Other				(121)	(5)
Net cash provided by (used in) financing activities	(46,295)	54,932	50,036	209	(110,043)
Increase (decrease) in cash and cash equivalents	(12,790)	(12,939)	16,759	16,069	9,640
Cash and cash equivalents, beginning of period	68,148	51,389	51,389	35,320	25,680
Cash and cash equivalents, end of period	55,358	38,450	68,148	51,389	35,320
Non-Guarantor Subsidiary [Member]
Net cash provided by (used in) operating activities				3,694
Change in investments between affiliates				(3,436)
Additions to oil and gas properties and equipment				(258)
Net cash provided by (used in) investing activities				(3,694)
Non-Guarantor VIEs [Member]
Net cash provided by (used in) operating activities	3,031	1,706	4,207	3,244	5,395
Change in investments between affiliates	(1,878)			5,622
Additions to oil and gas properties and equipment	(1,157)	(1,708)	(4,449)	(8,881)	(5,383)
Proceeds from net sales of oil and gas properties			237
Net cash provided by (used in) investing activities	(3,035)	(1,708)	(4,212)	(3,259)	(5,383)
Increase (decrease) in cash and cash equivalents	(4)	(2)	(5)	(15)	12
Cash and cash equivalents, beginning of period	9	14	14	29	17
Cash and cash equivalents, end of period	5	12	9	14	29
Eliminations [Member]
Net cash provided by (used in) operating activities	(18,543)	(16,436)	(246)	(56,228)	(68,930)
Change in investments between affiliates	18,543	16,436	246	56,228	68,930
Net cash provided by (used in) investing activities	$ 18,543	$ 16,436	$ 246	$ 56,228	$ 68,930